Deposits and Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Deposits and Prepayments [Abstract]
Schedule of Deposits and Prepayments	Deposits and prepayments consist of the following:
	December 31, 2024	December 31, 2023
	EUR	EUR
Deposits – outside parties	24,905	3,813
Prepayments – outside parties	23,864	67,909
	48,769	71,722